Cover	Jun. 22, 2026
Cover Abstract
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2026
Entity Registrant Name	Ludwig Enterprises, Inc.
Entity Central Index Key	0001960262
Entity File Number	001-41881
Entity Tax Identification Number	61-1133438
Entity Incorporation State/Country Code	NV
Entity Address, Address Line One	3160 NW 1 Avenue
Entity Address, City or Town	Pompano Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33064
City Area Code	786
Local Phone Number	235-9026
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false